Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2025
Interest Expense, Net [Abstract]
Components of Interest Expense, Net	For the Year ended December 31 millions of dollars 2025 2024 Interest on debt $ 1,048 $ 1,004 Allowance for borrowed funds used during construction (30) (23) Other 14 (8) $ 1,032 $ 973